Stockholders' (Deficit) Equity (Series A Convertible Redeemable Preferred Stock) (Details) - $ / shares	Sep. 16, 2013	Sep. 30, 2016	Jul. 07, 2016	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Redemption price (in dollars per share)			$ 5.20
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000	100,000		100,000
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000		$ 1,000
Quarterly dividend rate (as a percent)	7.00%
Redemption price (in dollars per share)	$ 23.00
Preferred stock anniversary period	42 months
Share price (in dollars per share)	$ 1.00
Voting percentage required to create, issue or amend preferred stock	51.00%
Series A Convertible Preferred Stock | Year One
Class of Stock [Line Items]
Preferred stock conversion percentage	8.00%
Series A Convertible Preferred Stock | Year Two
Class of Stock [Line Items]
Preferred stock conversion percentage	6.00%
Series A Convertible Preferred Stock | Year Three
Class of Stock [Line Items]
Preferred stock conversion percentage	4.00%
Series A Convertible Preferred Stock | After Year Three, Before Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	2.00%
Series A Convertible Preferred Stock | After Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	0.00%
Series A Convertible Preferred Stock | Maximum
Class of Stock [Line Items]
Percent of proceeds, which no convertible stock premium is due	33.00%
Preferred Class A
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, par value (in dollars per share)	$ 1,000
Quarterly dividend rate (as a percent)	7.00%
Redemption price (in dollars per share)	$ 23
Preferred stock anniversary period	42 months
Share price (in dollars per share)	$ 80
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)				0	0
Preferred Class A | Upon Change in Control
Class of Stock [Line Items]
Preferred stock anniversary period	42 months
Preferred Class A | Year One
Class of Stock [Line Items]
Preferred stock conversion percentage	8.00%
Preferred Class A | Year One | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	8.00%
Preferred Class A | Year Two
Class of Stock [Line Items]
Preferred stock conversion percentage	6.00%
Preferred Class A | Year Two | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	6.00%
Preferred Class A | Year Three
Class of Stock [Line Items]
Preferred stock conversion percentage	4.00%
Preferred Class A | Year Three | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	4.00%
Preferred Class A | After Year Three, Before Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	2.00%
Preferred Class A | After Year Three, Before Forty Two Months | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	2.00%
Preferred Class A | After Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	0.00%
Preferred Class A | After Forty Two Months | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	0.00%
Preferred Class A | Maximum
Class of Stock [Line Items]
Percent of proceeds, which no convertible stock premium is due	33.00%